Amplify Emerging Markets FinTech ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Banking - 6.3%
Bank BTPN Syariah Tbk PT	365,200	$62,369
Bank Jago Tbk PT (a)	217,000	46,469
NU Holdings Ltd. - Class A (a)	15,665	72,842
TCS Group Holding PLC - GDR (a) (b) (c) (d)	2,536	–
		181,680
Digital Assets - 5.7%
Danal Co. Ltd. (a)	16,585	79,303
Discovery Ltd. (a)	10,650	84,333
		163,636
Fintech Software - 6.1%
Bairong, Inc. (a) (e)	44,500	67,557
GoTo Gojek Tokopedia Tbk PT (a)	5,477,000	40,922
Linklogis, Inc. - Class B (a) (e)	112,500	68,604
		177,083
Insurance - 5.3%
Ping An Insurance Group Co. of China Ltd. - Class H	10,000	77,438
Renaissance Insurance Group JSC (a) (b) (c)	196,320	–
ZhongAn Online P&C Insurance Co. Ltd. - Class H (a) (e)	22,600	75,251
		152,689
Investment & Trading - 7.9%
Futu Holdings Ltd. - ADR (a) (f)	2,030	103,043
Up Fintech Holding Ltd. - ADR (a)	12,465	50,483
XP, Inc. - Class A (a)	4,105	73,151
		226,677
Lending & Credit - 13.9%
360 DigiTech, Inc. - ADR	4,555	109,912
FinVolution Group - ADR	10,000	54,900
Kaspi.KZ JSC - GDR (d)	1,090	79,897
Lufax Holding Ltd. - ADR	29,015	88,496
Yixin Group Ltd. (a) (e)	499,000	68,116
		401,321
Payment - 51.9%
Alibaba Group Holding Ltd. (a)	5,400	74,126
Dlocal Ltd. (a) (f)	3,200	53,088
EVERTEC, Inc.	1,990	73,511
Fawry for Banking & Payment Technology Services SAE (a)	423,699	87,885
Forth Smart Service PCL - NVDR	131,435	67,290
Grab Holdings Ltd. (a)	28,250	107,067
Green World FinTech Service Co. Ltd.	5,040	80,992
Jumia Technologies AG - ADR (a)	13,825	58,065
Kakaopay Corp. (a)	2,860	141,630
Kginicis Co. Ltd.	7,820	83,863
Meituan - Class B (a) (e)	160	3,564
MercadoLibre, Inc. (a)	85	100,444
Network International Holdings PLC (a) (e)	18,325	59,513
Pagseguro Digital Ltd. - Class A (a)	5,225	52,720
PAX Global Technology Ltd.	87,000	82,133
Sea Ltd. - ADR (a)	1,405	90,552
StoneCo Ltd. - Class A (a)	7,030	78,455
Tencent Holdings Ltd.	1,600	78,014
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	34,900	63,474
Yeahka Ltd. (a)	18,400	61,032
		1,497,418
Real Estate Services - 2.6%
KE Holdings, Inc. - ADR (a)	4,030	73,910
Total Common Stocks (Cost $4,110,609)		2,874,414

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (g)	6,351	6,351
Total Money Market Funds (Cost $6,351)		6,351

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.7%
First American Government Obligations Fund - Class X - 4.10% (g)	136,621	136,621
Total Investments Purchased with Proceeds from Securities Lending (Cost $136,621)		136,621
Total Investments - 104.6%
(Cost $4,253,581)		$3,017,386

Percentages are based on Net Assets of $2,883,473.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Illiquid security. At January 31, 2023, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	The Fund has fair valued this security. Value determined using significant unobservable inputs.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $79,897 or 2.8% of net assets.

(e)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $342,605 or 11.9% of net assets.

(f)	All or a portion of this security is out on loan as of January 31, 2023. Total value of the securities out on loan is $132,878 or 4.6% of net assets.
(g)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Brazil	$ 340,642
China	951,403
Egypt	87,885
Germany	58,065
Hong Kong	185,175
Indonesia	149,760
Kazakhstan	79,897
Puerto Rico	73,511
Singapore	197,620
South Africa	84,332
South Korea	304,796
Taiwan	80,993
Thailand	67,290
United Arab Emirates	59,513
Uruguay	153,532
Money Market Funds
United States	6,351
Investments Purchased with Proceeds from Securities Lending
United States	136,621
Total Level 1	3,017,386
Level 2	-
Total Level 2	-
Level 3	-
Common Stocks
Cyprus	0
Russia	0
Total Level 3	0
Total	$ 3,017,386

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

EMFQ	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 01/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2023
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

EMFQ			Fair Value as of 01/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$0	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.